Account Payables and Accruals (Details) - Schedule of Account Payables and Accruals - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Account Payables and Accruals [Abstract]
Accrued expenses	$ 584	$ 532
Employee benefits	600	1,241
Other	9	10
Accounts payable and accrued total	$ 1,193	$ 1,783